Invesco Van Kampen Government Securities Fund [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member]
Fund Summary
Investment Objective
The Fund’s investment objective is to provide investors with high current return consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Invesco Van Kampen Government Securities Fund (Class A, B, C and Y) Invesco Van Kampen Government Securities Fund [Member] Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member]
	Class A [Member]	Class B [Member]	Class C [Member]	Class Y [Member]
Shareholder Fees Column [Text]	Class: A	Class: B	Class: C	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenes - Invesco Van Kampen Government Securities Fund (Class A, B, C and Y) Invesco Van Kampen Government Securities Fund [Member] Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member]
		Class A [Member]	Class B [Member]	Class C [Member]	Class Y [Member]
Operating Expenses Column [Text]		Class: A	Class: B	Class: C	Class: Y
Management Fees		0.54%	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses	[1]	1.03%	1.78%	1.78%	0.78%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Invesco Van Kampen Government Securities Fund (Class A, B, C and Y) Invesco Van Kampen Government Securities Fund [Member] Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member] (USD  $)
	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A [Member]	Class A	575	787	1,017	1,675
Class B [Member]	Class B	681	860	1,164	1,897
Class C [Member]	Class C	281	560	964	2,095
Class Y [Member]	Class Y	80	249	433	966

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Invesco Van Kampen Government Securities Fund (Class A, B, C and Y) Invesco Van Kampen Government Securities Fund [Member] Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member] (USD  $)
	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A [Member]	Class A	575	787	1,017	1,675
Class B [Member]	Class B	181	560	964	1,897
Class C [Member]	Class C	181	560	964	2,095
Class Y [Member]	Class Y	80	249	433	966

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Government Securities Fund (the predecessor fund) and the Fund for the most recent fiscal year was 287% of the average value of the portfolio.

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in securities and repurchase agreements fully collateralized by U.S. government securities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The principal types of fixed income securities purchased by the Fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The Fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The Fund may enter into reverse repurchase agreements. The Fund often uses Treasury futures and dollar roll transactions to gain exposure to the Treasury and agency MBS markets while deploying Fund assets in other securities.

The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

In attempting to meets its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall securities markets. U.S. government securities, while backed by the U.S. government, are not guaranteed against declines in their market prices. As interest rates change, zero coupon bonds often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Credit risk should be low for the Fund because it invests substantially all of its assets in U.S. government securities.

Income Risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.

Prepayment Risk. If interest rates fall, the principal on debt securities held by the Fund may be paid earlier than expected. If this happens, the proceeds from a prepaid security would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Extension Risk. The prices of debt securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.

Risks of Using Derivative Instruments. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended September 30, 2001): 4.97% Worst Quarter (ended June 30, 2008): (1.86)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Invesco Van Kampen Government Securities Fund (Class A, B, C and Y) Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member]	Column	Label	Inception Date	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception
Invesco Van Kampen Government Securities Fund [Member] Return Before Taxes [Member] Class A [Member]	Class A:	Return Before Taxes	Jul 16, 1984		(0.39%)	1.88%	3.35%
Invesco Van Kampen Government Securities Fund [Member] Return Before Taxes [Member] Class B [Member]	Class B:		Dec 20, 1991		(1.19%)	1.77%	3.23%
Invesco Van Kampen Government Securities Fund [Member] Return Before Taxes [Member] Class C [Member]	Class C:		Mar 10, 1993		2.82%	2.10%	3.07%
Invesco Van Kampen Government Securities Fund [Member] Return Before Taxes [Member] Class Y [Member]	Class Y:		Aug 12, 2005		4.73%	3.12%		3.04%
Invesco Van Kampen Government Securities Fund [Member] Return After Taxes on Distributions [Member] Class A [Member]	Class A:	Return After Taxes on Distributions	Jul 16, 1984		(1.29%)	0.43%	1.78%
Invesco Van Kampen Government Securities Fund [Member] Return After Taxes on Distributions and Sale of Fund Shares [Member] Class A [Member]	Class A:	Return After Taxes on Distributions and Sale of Fund Shares	Jul 16, 1984		(0.26%)	0.75%	1.92%
Barclays Capital U.S. Government/Mortgage Index [Member]		Barclays Capital U.S. Government/Mortgage Index		(reflects no deductions for fees, expenses or taxes)	5.41%	5.88%	5.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Invesco Van Kampen Government Securities Fund [Member] | Invesco Van Kampen Government Securities Fund - Institutional Class [Member]
Fund Summary
Investment Objective
The Fund’s investment objective is to provide investors with high current return consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Invesco Van Kampen Government Securities Fund) (Institutional Class)	Invesco Van Kampen Government Securities Fund [Member] Invesco Van Kampen Government Securities Fund - Institutional Class [Member] Institutional Class [Member]
Shareholder Fees Column [Text]	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenes - Invesco Van Kampen Government Securities Fund (Institutional Class)		Invesco Van Kampen Government Securities Fund [Member] Invesco Van Kampen Government Securities Fund - Institutional Class [Member] Institutional Class [Member]
Operating Expenses Column [Text]		Institutional Class
Management Fees		0.54%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.13%
Total Annual Fund Operating Expenses	[1]	0.67%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Invesco Van Kampen Government Securities Fund (Institutional Class) (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Invesco Van Kampen Government Securities Fund [Member] Invesco Van Kampen Government Securities Fund - Institutional Class [Member] Institutional Class [Member]	Institutional Class	68	214	373	835

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Government Securities Fund (the predecessor fund) and the Fund for the most recent fiscal year was 287% of the average value of the portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in securities and repurchase agreements fully collateralized by U.S. government securities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The principal types of fixed income securities purchased by the Fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date; mortgage- backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The Fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The Fund may enter into reverse repurchase agreements. The Fund often uses Treasury futures and dollar roll transactions to gain exposure to the Treasury and agency MBS markets while deploying Fund assets in other securities.

The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

In attempting to meets its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall securities markets. U.S. government securities, while backed by the U.S. government, are not guaranteed against declines in their market prices. As interest rates change, zero coupon bonds often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Credit risk should be low for the Fund because it invests substantially all of its assets in U.S. government securities.

Income Risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.

Prepayment Risk. If interest rates fall, the principal on debt securities held by the Fund may be paid earlier than expected. If this happens, the proceeds from a prepaid security would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Extension Risk. The prices of debt securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.

Risks of Using Derivative Instruments. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns

Best Quarter (ended September 30, 2001): 4.97% Worst Quarter (ended June 30, 2008): (1.86)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns - Invesco Van Kampen Government Securities Fund (Institutional Class) Invesco Van Kampen Government Securities Fund - Institutional Class [Member]	Column	Label	Inception Date	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year		5 Years		10 Years
Invesco Van Kampen Government Securities Fund [Member] Return Before Taxes [Member] Institutional Class [Member]	Institutional Class	Return Before Taxes	Jun 1, 2010		4.44%	[1]	2.85%	[1]	3.84%	[1]
Invesco Van Kampen Government Securities Fund [Member] Return After Taxes on Distributions [Member] Institutional Class [Member]	Institutional Class	Return After Taxes on Distributions	Jun 1, 2010		3.43%	[1]	1.38%	[1]	2.25%	[1]
Invesco Van Kampen Government Securities Fund [Member] Return After Taxes on Distributions and Sale of Fund Shares [Member] Institutional Class [Member]	Institutional Class	Return After Taxes on Distributions and Sale of Fund Shares	Jun 1, 2010		2.88%	[1]	1.57%	[1]	2.33%	[1]
Barclays Capital U.S. Government/Mortgage Index [Member]		Barclays Capital U.S. Government/Mortgage Index		(reflects no deductions for fees, expenses or taxes)	5.41%		5.88%		5.64%
[1]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is July 16, 1984.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000842790
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 28, 2011
Prospectus Date	rr_ProspectusDate	Jan 28, 2011
Invesco Van Kampen Government Securities Fund [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide investors with high current return consistent with preservation of capital.
Fees and Expenses of the Fund	aimisf842790_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint Discounts	aimisf842790_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Portfolio Turnover	aimisf842790_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Government Securities Fund (the predecessor fund) and the Fund for the most recent fiscal year was 287% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	287.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in securities and repurchase agreements fully collateralized by U.S. government securities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The principal types of fixed income securities purchased by the Fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The Fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The Fund may enter into reverse repurchase agreements. The Fund often uses Treasury futures and dollar roll transactions to gain exposure to the Treasury and agency MBS markets while deploying Fund assets in other securities.

The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

In attempting to meets its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in securities and repurchase agreements fully collateralized by U.S. government securities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The principal types of fixed income securities purchased by the Fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The Fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The Fund may enter into reverse repurchase agreements. The Fund often uses Treasury futures and dollar roll transactions to gain exposure to the Treasury and agency MBS markets while deploying Fund assets in other securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall securities markets. U.S. government securities, while backed by the U.S. government, are not guaranteed against declines in their market prices. As interest rates change, zero coupon bonds often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Credit risk should be low for the Fund because it invests substantially all of its assets in U.S. government securities.

Income Risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.

Prepayment Risk. If interest rates fall, the principal on debt securities held by the Fund may be paid earlier than expected. If this happens, the proceeds from a prepaid security would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Extension Risk. The prices of debt securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.

Risks of Using Derivative Instruments. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Performance Information	aimisf842790_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns for periods prior to June 1, 2010 are those of the Class A, Class B, Class C, and Class I shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Predecessor fund performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
2001	rr_AnnualReturn2001	6.84%
2002	rr_AnnualReturn2002	9.73%
2003	rr_AnnualReturn2003	1.27%
2004	rr_AnnualReturn2004	3.53%
2005	rr_AnnualReturn2005	3.06%
2006	rr_AnnualReturn2006	2.87%
2007	rr_AnnualReturn2007	6.70%
2008	rr_AnnualReturn2008	(0.77%)
2009	rr_AnnualReturn2009	1.17%
2010	rr_AnnualReturn2010	4.58%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2001): 4.97% Worst Quarter (ended June 30, 2008): (1.86)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.86%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Invesco Van Kampen Government Securities Fund [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member] | Class A [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACGVX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: A
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[1]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
1 Year	rr_ExpenseExampleYear01	575
3 Years	rr_ExpenseExampleYear03	787
5 Years	rr_ExpenseExampleYear05	1,017
10 Years	rr_ExpenseExampleYear10	1,675
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A
1 Year	rr_ExpenseExampleNoRedemptionYear01	575
3 Years	rr_ExpenseExampleNoRedemptionYear03	787
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,017
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,675
Invesco Van Kampen Government Securities Fund [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member] | Class B [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACGTX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: B
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[1]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B
1 Year	rr_ExpenseExampleYear01	681
3 Years	rr_ExpenseExampleYear03	860
5 Years	rr_ExpenseExampleYear05	1,164
10 Years	rr_ExpenseExampleYear10	1,897
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	560
5 Years	rr_ExpenseExampleNoRedemptionYear05	964
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,897
Invesco Van Kampen Government Securities Fund [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member] | Class C [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACGSX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: C
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[1]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C
1 Year	rr_ExpenseExampleYear01	281
3 Years	rr_ExpenseExampleYear03	560
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,095
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	560
5 Years	rr_ExpenseExampleNoRedemptionYear05	964
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,095
Invesco Van Kampen Government Securities Fund [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member] | Class Y [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACGUX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class: Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class: Y
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[1]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class Y
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	966
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class Y
1 Year	rr_ExpenseExampleNoRedemptionYear01	80
3 Years	rr_ExpenseExampleNoRedemptionYear03	249
5 Years	rr_ExpenseExampleNoRedemptionYear05	433
10 Years	rr_ExpenseExampleNoRedemptionYear10	966
Invesco Van Kampen Government Securities Fund [Member] | Invesco Van Kampen Government Securities Fund - Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide investors with high current return consistent with preservation of capital.
Fees and Expenses of the Fund	aimisf842790_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Example.	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	aimisf842790_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Government Securities Fund (the predecessor fund) and the Fund for the most recent fiscal year was 287% of the average value of the portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	287.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in securities and repurchase agreements fully collateralized by U.S. government securities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The principal types of fixed income securities purchased by the Fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date; mortgage- backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The Fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The Fund may enter into reverse repurchase agreements. The Fund often uses Treasury futures and dollar roll transactions to gain exposure to the Treasury and agency MBS markets while deploying Fund assets in other securities.

The Fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.

The Fund utilizes active duration and yield curve positioning for risk management and for generating alpha versus its benchmark. Duration is a measure of volatility expressed in years and represents the anticipated percent change in a bond’s price at a single point in time for a 1% change in yield. As duration increases, volatility increases as applicable interest rates change.

The portfolio managers utilize an appropriate benchmark index in structuring the portfolio. The portfolio managers then decide on risk factors to use in managing the Fund relative to that benchmark. In doing so, the portfolio managers consider recommendations from a team of specialists in positioning the Fund to generate alpha (specific factors affecting the return on investments in excess of the benchmark). The portfolio managers generally rely upon a different team of specialists for trade execution and for assistance in determining the most efficient way (in terms of cost-efficiency and selection) to implement those recommendations. Although a variety of specialists provide input in the management of the Fund, the portfolio managers retain responsibility for ensuring the Fund is positioned appropriately in terms of risk exposures and position sizes. The portfolio managers rely on the specialists for adjusting the Fund’s risk exposures and security selection. Decisions to purchase or sell securities are determined by the relative value considerations of the investment professionals that factor in economic and credit-related fundamentals, market supply and demand, market dislocations and situation-specific opportunities. The purchase or sale of securities may be related to a decision to alter the Fund’s macro risk exposure (e.g. duration, yield, curve positioning, sector exposure), a need to limit or reduce the Fund’s exposure to a particular security or issuer, degradation of an issuer’s credit quality, or general liquidity needs of the Fund.

In attempting to meets its investment objective, the Fund engages in active and frequent trading of portfolio securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests, under normal circumstances, at least 80% of its net assets at the time of investment (plus any borrowings for investment purposes) in securities and repurchase agreements fully collateralized by U.S. government securities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The principal types of fixed income securities purchased by the Fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date; mortgage- backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings. The Fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The Fund may enter into reverse repurchase agreements. The Fund often uses Treasury futures and dollar roll transactions to gain exposure to the Treasury and agency MBS markets while deploying Fund assets in other securities.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall securities markets. U.S. government securities, while backed by the U.S. government, are not guaranteed against declines in their market prices. As interest rates change, zero coupon bonds often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Credit risk should be low for the Fund because it invests substantially all of its assets in U.S. government securities.

Income Risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.

Prepayment Risk. If interest rates fall, the principal on debt securities held by the Fund may be paid earlier than expected. If this happens, the proceeds from a prepaid security would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to prepayment risk because borrowers often refinance their mortgages when interest rates drop.

Extension Risk. The prices of debt securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.

Risks of Using Derivative Instruments. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Dollar Roll Transactions Risk. Dollar roll transactions involve the risk that the market value and yield of the securities retained by the Fund may decline below the price of the mortgage-related securities sold by the Fund that it is obligated to repurchase.

Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of securities to be repurchased may decline below the repurchase price or that the other party may default on its obligation, resulting in delays, additional costs or the restriction of proceeds from the sale.

Active Trading Risk. The Fund engages in frequent trading of portfolio securities. Active trading results in added expenses and may result in a lower return and increased tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility.
Performance Information	aimisf842790_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns for periods prior to June 1, 2010 are those of the Class A shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Institutional Class shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
2001	rr_AnnualReturn2001	6.84%
2002	rr_AnnualReturn2002	9.73%
2003	rr_AnnualReturn2003	1.27%
2004	rr_AnnualReturn2004	3.53%
2005	rr_AnnualReturn2005	3.06%
2006	rr_AnnualReturn2006	2.87%
2007	rr_AnnualReturn2007	6.70%
2008	rr_AnnualReturn2008	(0.77%)
2009	rr_AnnualReturn2009	1.17%
2010	rr_AnnualReturn2010	4.44%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended September 30, 2001): 4.97% Worst Quarter (ended June 30, 2008): (1.86)%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.86%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco Van Kampen Government Securities Fund [Member] | Invesco Van Kampen Government Securities Fund - Institutional Class [Member] | Institutional Class [Member]
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ACGWX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Institutional Class
Management Fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[1]
Example.	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Institutional Class
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
Invesco Van Kampen Government Securities Fund [Member] | Return Before Taxes [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member] | Class A [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 1984
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	1.88%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Invesco Van Kampen Government Securities Fund [Member] | Return Before Taxes [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member] | Class B [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B:
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 1991
1 Year	rr_AverageAnnualReturnYear01	(1.19%)
5 Years	rr_AverageAnnualReturnYear05	1.77%
10 Years	rr_AverageAnnualReturnYear10	3.23%
Invesco Van Kampen Government Securities Fund [Member] | Return Before Taxes [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member] | Class C [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C:
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 10, 1993
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	2.10%
10 Years	rr_AverageAnnualReturnYear10	3.07%
Invesco Van Kampen Government Securities Fund [Member] | Return Before Taxes [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member] | Class Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class Y:
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 12, 2005
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	3.04%
Invesco Van Kampen Government Securities Fund [Member] | Return Before Taxes [Member] | Invesco Van Kampen Government Securities Fund - Institutional Class [Member] | Institutional Class [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
1 Year	rr_AverageAnnualReturnYear01	4.44%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.85%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.84%	[2]
Invesco Van Kampen Government Securities Fund [Member] | Return After Taxes on Distributions [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member] | Class A [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 1984
1 Year	rr_AverageAnnualReturnYear01	(1.29%)
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	1.78%
Invesco Van Kampen Government Securities Fund [Member] | Return After Taxes on Distributions [Member] | Invesco Van Kampen Government Securities Fund - Institutional Class [Member] | Institutional Class [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
1 Year	rr_AverageAnnualReturnYear01	3.43%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.38%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.25%	[2]
Invesco Van Kampen Government Securities Fund [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member] | Class A [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A:
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 16, 1984
1 Year	rr_AverageAnnualReturnYear01	(0.26%)
5 Years	rr_AverageAnnualReturnYear05	0.75%
10 Years	rr_AverageAnnualReturnYear10	1.92%
Invesco Van Kampen Government Securities Fund [Member] | Return After Taxes on Distributions and Sale of Fund Shares [Member] | Invesco Van Kampen Government Securities Fund - Institutional Class [Member] | Institutional Class [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Institutional Class
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 1, 2010
1 Year	rr_AverageAnnualReturnYear01	2.88%	[2]
5 Years	rr_AverageAnnualReturnYear05	1.57%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.33%	[2]
Barclays Capital U.S. Government/Mortgage Index [Member] | Invesco Van Kampen Government Securities Fund - Class A, B, C and Y [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government/Mortgage Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.41%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.64%
Barclays Capital U.S. Government/Mortgage Index [Member] | Invesco Van Kampen Government Securities Fund - Institutional Class [Member]
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Government/Mortgage Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.41%
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	5.64%

[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Institutional Class shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares. The inception date of the predecessor fund's Class A shares is July 16, 1984.